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                           Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                              1345 Chestnut Street
                             Philadelphia, PA 19107
                           Telephone: (215) 988-2700
                              Fax: (215) 988-2757

                                 April 1, 1998

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

            Re:  Municipal Fund for Temporary Investment
                 Registration No. 2-64358
                 ------------------------

Ladies and Gentlemen:

     On behalf of Municipal Fund for Temporary Investment (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), I hereby certify that (i) the prospectuses and statement of additional information listed below that would have been filed under paragraph (c) of Rule 497 of the 1933 Act would not have differed from the prospectuses and statement of additional information contained in the Trust's most recent post-effective amendment, Post-Effective Amendment No. 23 to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 ("Post-Effective Amendment No. 23"), which was filed on March 30, 1998; and (ii) the text of Post-Effective Amendment No. 23 has been filed electronically:

     1. Prospectus dated March 30, 1998 for the MuniFund portfolio;

     2. Prospectus dated March 30, 1998 for MuniFund Dollar Shares of the MuniFund portfolio;

     3. Prospectus dated March 30, 1998 for the MuniCash portfolio; and

     4. Statement of Additional Information dated March 30, 1998 for MuniFund and MuniCash portfolios.


                                        Very truly yours,

                                        /s/ Beth K. Werths
                                        -------------------
                                        Beth K. Werths